Pension, Savings, And Other Employee Benefits (Schedule Of Retiree Medical Plan Assets By Asset Category) (Details) (Retiree Medical Plan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	$ 14,288	$ 14,615
Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	13,632	13,857
Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	656	758
Cash Equivalents And Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	632	254
Cash Equivalents And Money Market Funds [Member] | Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	632	254
Equity Securities [Member] | U.S. small capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	1,428	1,512
Equity Securities [Member] | U.S. small capital [Member] | Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	1,428	1,512
Equity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	7,312	7,599
Equity Mutual Funds [Member] | Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	7,312	7,599
Fixed Income Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	4,260	4,492
Fixed Income Mutual Funds [Member] | Fair Value Inputs Level1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	4,260	4,492
Fixed Income Securities [Member] | U.S. treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	139	259
Fixed Income Securities [Member] | U.S. treasuries [Member] | Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	139	259
Fixed Income Securities [Member] | Corporate and foreign bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	517	499
Fixed Income Securities [Member] | Corporate and foreign bonds | Fair Value Inputs Level2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	$ 517	$ 499